Prepaid Expenses and Other Current Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
PrepaidExpensesAndOtherCurrentAssetsLineItems [Line Items]
Prepaid Expenses and Other Current Assets

3. Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following:

	March 31, 2026	December 31, 2025
Insurance	$338	$3
Software and hosting costs	7	4
Other	120	34
Total prepaid expenses and other current assets	$465	$41

3. Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following:

	December 31, 2025	December 31, 2024
Software and hosting costs	$4	$19
Insurance	3	200
Other	34	180
Total prepaid expenses and other current assets	$41	$399

Eos SENOLYTIXS Inc [Member]
PrepaidExpensesAndOtherCurrentAssetsLineItems [Line Items]
Prepaid Expenses and Other Current Assets
5.	PREPAID EXPENSES
  Prepaid expenses consisted of the following:
	March 31, 2026	December 31, 2025
Legal retainer fees	$75,000	$-
	$75,000	$-